Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events (Abstract)
Subsequent Events
19.  Subsequent Events:

a)  Loan payments: Subsequent to December 31, 2011, the Company paid regular loan instalments amounting to $26.9 million in total.

b)  Nordea loan amendment: In March 2012, the Company reached an agreement with all the lenders under the Nordea credit facility, for the amendment, for a period from the effective date of such amendment (March 30, 2012) through December 31, 2013, of the amortization schedule, the collateral value clause and certain of the financial covenants of the facility (the effectiveness of which will be as of January 1, 2012) in order to improve its debt maturity profile and respond to the weak charter conditions currently prevailing in the market and the associated volatility in the vessels' market values.

In accordance with such amendment, the loan repayment schedule will be modified to allow for, at Company's option, the deferral of the repayment of principal amount of up to $100.0 million, originally scheduled for 2012 and 2013, to the balloon payment at the end of the facility's term in 2016.

Under the amendment, the Company is required to raise at least $30.0 million in new equity by December 31, 2012. In addition, the loan amendment and the exercise of the deferral option thereunder were conditional, among other things, upon the deposit of $20.0 million out of the $30.0 million that is required to be raised, into an escrow (special purpose blocked) account. In that respect, the Company reached an agreement with certain entities affiliated with the family of the Chairman of its Board of Directors to deposit such amount into the escrow account. Such deposit took place on March 29, 2012. Under the amendment, the Company is required to raise the $30.0 million in new equity as follows: (i) at least $20.0 million will be raised through an equity offering by September 30, 2012, with any shortfall being covered through the use of the funds deposited into the escrow account; and (ii) the remaining $10.0 million will be raised by December 31, 2012, with any shortfall being covered through the use of any funds remaining in the escrow account.

Following the amendment, through December 31, 2013, the facility contains financial covenants requiring the Company to maintain: (i) minimum liquidity of no less than $1.0 million per collateral vessel plus, in the aggregate, $10.0 million; (ii) a leverage ratio (as adjusted to reflect the fair market values of the vessels wholly owned by the Company) of no more than 0.9:1:0; (iii) a net worth, based on book values, of no less than $750.0 million; (iv) a ratio of EBITDA (as defined in the loan agreement) to gross interest expense of no less than 1.75:1.00 in the first half of 2012, and 1.25:1.00 during the eighteen-month period from July 1, 2012 until December 31, 2013; and (v) an aggregate fair market value of vessels serving as collateral for the facility at all times of no less than 80% of the outstanding principal amount of the facility in 2012, 100% of the outstanding principal amount of the facility in the first half of 2013, and 110% of the outstanding principal amount of the facility in the second half of 2013. In addition, under the amended facility, investments, cash dividends and share repurchases are allowed, as long as, among other things, the Company is in compliance with the original loan covenants and there are no deferred instalments outstanding.

Under the amendment, the Company may defer to the balloon payment at the end of the facility's term in 2016 the repayment of one or more principal instalments falling due after the date of execution of the amendment and prior to July 2, 2013 (inclusive), provided that: (i) at least $20.0 million out of the $30.0 million that the Company is required to raise has been raised through an equity offering or has been deposited by entities affiliated with the Company's Chairman of the Board of Directors into the escrow account discussed above and is held in such account until such amount is raised; (ii) after giving effect to the deferral of any principal repayment, each principal instalment falling due after December 31, 2012 is at least $6.0 million; (iii) the aggregate amount of principal so deferred does not exceed $100.0 million; (iv) no event of default shall have occurred and be continuing; (v) the Company is in compliance with the financial covenants, as amended; and (vi) the applicable margin for any such deferred amount shall increase to 4%. Under the terms of the amended facility, the Company will have to apply any consolidated excess cash flow, calculated on a quarterly basis, towards repayment of any outstanding principal amount so deferred. The Nordea credit facility defines excess cash flow as a amount equal to reported EBITDA (as defined in the loan agreement) less dry docking and special survey cost, net interest expenses (including payments due under the Company's current swap agreements) and less payments of loan principals under the Company's current loan agreements.

Following the amendment and until the expiry of the waiver period, the applicable margin will increase to 2.75% and 2.5% thereafter through maturity, while the applicable margin for any deferred principal amount will increase to 4.0% per annum.

The loan amendment came into effect on March 30, 2012.

c)  Credit Suisse loan amendment: Following the Nordea facility amendment, the Company reached an agreement with Credit Suisse to similarly amend its credit facility, requiring the Company to comply with a number of covenants, including financial covenants related to leverage, consolidated net worth, liquidity and interest coverage, dividends and collateral maintenance requirements, most of which are in principle and calculation substantially similar to the covenants described under the amended  Nordea credit facility.

In particular, the amended facility, through December 31, 2013, contains financial covenants requiring the Company to maintain: (i) minimum liquidity of no less than $1.0 million per collateral vessel plus, in the aggregate, $10.0 million; (ii) a leverage ratio (as adjusted to reflect the fair market values of the vessels wholly owned by the Company) of no more than 100% for the period from December 31, 2011 to December 31, 2012 and 90% thereafter until December 31, 2013; (iii) a net worth, based on book values, of no less than $750.0 million; (iv) a ratio of EBITDA (as defined in the loan agreement) to gross interest expense of no less than 1.75:1.00 in the first half of 2012, and 1.25:1.00 during the eighteen-month period from July 1, 2012 until December 31, 2013; and (v) an aggregate fair market value of vessels serving as collateral for the facility at all times of no less than 80% of the outstanding principal amount of the facility for the period from December 31, 2011 to December 31, 2012, 100% of the outstanding principal amount of the facility in the first half of 2013, and 110% of the outstanding principal amount of the facility in the second half of 2013. In addition, under the amended facility, the period during which cash dividends and share repurchases are suspended will be extended until December 31, 2013, at the latest.

The applicable margin under the facility will increase to 2.65% from April 1, 2012 until the loan maturity and the amount of $11.8 million pledged with Credit Suisse as discussed in Note 8 above, will remain pledged until December 31, 2013 and it may be released thereafter to the extent that the Company complies with the security clause which changes to 135% from January 1, 2014 until the loan maturity.

d)  ABN and DVB loan amendments: Similarly to the amendments discussed under (b) and (c) above, the Company reached an agreement with each of DVB and ABN to amend their respective bilateral credit facilities.

Further to the covenants amendments in line with Nordea credit facility, the financial covenant under ABN credit facility requiring the Company to maintain a ratio of total net debt to EBITDA (as defined in the loan agreement) of not greater than 6.0:1.0 will be waived until December 31, 2013, while the aggregate fair market value of the vessel shall be at all times  no less than 90% of the outstanding principal amount of the facility in 2012, 100% of the outstanding principal amount of the facility in the first half of 2013, and 110% of the outstanding principal amount of the facility in the second half of 2013. During the waiver period the applicable margin will increase to 3.05%.

The DVB credit facility was also amended in line with Nordea credit facility, with the exception of the value security clause which remained as per the initial agreement.

The Company will incur $2.6 million of financing fees in relation to the loan amendments discussed under (b) and (c) above which will be deferred and amortized over the term of the loan using the effective interest of the amended loan.

e)  Back Stop Agreement:  In connection with the amendment of the Nordea facility, the Company is required to raise at least $30.0 million through the issuance of equity by December 31, 2012 as follows: (a) at least $20.0 million must be raised by September 30, 2012; and (ii) a total of $30 million (including any amounts raised by September 30, 2012) must be raised by December 31, 2012.

In addition, the waiver and amendment agreements and the exercise by the Company of its deferral option thereunder are conditional upon the Company raising $20.0 million out of the $30.0 million in equity capital, or alternatively securing from external sources the immediate deposit of $20.0 million into an escrow account.

Certain entities affiliated with the family of the Chairman of the Board of Directors have agreed to deposit the required $20.0 million in cash into an escrow account set up for that purpose and have committed to purchase equity of the Company up to the total amount deposited in the escrow account in the event that the Company does not raise the amount required through equity offerings. Under the terms of this agreement, in exchange for depositing the required amount into the escrow account and agreeing to purchase equity of the Company as and if required to meet the Company's equity raising requirement, such entities will receive:

(i)   upon the execution of the agreement and the deposit of the required $20.0 million in cash, 2.7 million warrants, each convertible into one share of Class A common stock, with an exercise price of $0.01 per warrant, subject to a nine-month lock-up period commencing on the date of issuance;

(ii)  if, and only if, the Company has raised the entire amount required under the amendment to the Nordea facility within the allotted time frame, the entities will receive on January 1, 2013 warrants, each convertible into one share of Class A common stock, in an amount equal to 5% of the then outstanding share capital of the Company, with an exercise price of $0.01 per warrant.

In the event that the Company does not raise the amount required under the amendment to the Nordea facility through the issuance of equity, the escrowed funds ($20.0 million) will be used to purchase equity of the Company, which will consist of cumulative non-voting preferred stock of the Company having a liquidation preference of $1,000 per share, bearing a 12% annual dividend rate, payable in additional shares of preferred stock. The preferred stock will be convertible, at the option of its holder, within 12 months from its issuance, into shares of Class A common stock of the Company at a conversion price equal to a 15% discount on the weighted average closing price of the Class A common stock during the immediately preceding trailing 15-day period. Upon the end of such twelve-month period, any such preferred shares not previously converted will be converted automatically into Class A common stock upon the same terms. The preferred shares will have no preemptive or preferential rights to purchase or subscribe to shares, warrants or other securities of any class of the Company other than as described above, and will rank senior to all classes of common stock of the Company with respect to dividend rights and liquidation rights.

The board of directors established a special committee of independent directors to address issues in connection with the negotiation of the agreement with the entities depositing funds into the escrow account and the terms of the agreement.

The special committee determined the fairness of the terms of the agreement by taking into consideration various factors, including, but not limited to: (1) the adverse conditions currently prevailing in the shipping market and the industry outlook; (2) the importance of the deposit, which was a mandatory requirement for the lenders to amend the Nordea facility in order to agree to the relaxation of the facility's financial covenants and to allow for the deferral of principal amount of up to $100.0 million; (3) the purpose of such deposited funds to serve as equity financing of last resort until December 31, 2012 for purposes of being able to comply with the requirements imposed by the lenders to agree to the amendment of the facility; (4) the lenders requirement to secure such deposit in a very short period of time; (5) the relationship between the market value of the Company's assets and the level of its indebtedness; (6) the size of the deposit or such last resort equity financing versus the limited market liquidity, as well as the lack of financing alternatives; (7) the opportunity cost of the committed amount or a potential capital contribution compared to other similar investment opportunities; and (8) the nature of the compensation. On that basis, the special committee concluded that the terms of this specific transaction are fair to the Company. In connection with determining the fairness of the terms of the transactions described above, the special committee also retained an independent consulting firm to provide information for the special committee's use. The information provided by the independent firm included examples of similar transactions and an evaluation of the terms of the agreement against such similar transactions.